Jul. 29, 2025
Obra Defensive High Yield ETF
Investment Objective
Obra Defensive High Yield ETF (the “Fund”) seeks to provide current income with an emphasis on principal preservation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%
Other Expenses[1]	0.58%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Limitation[2]	0.38%
Net Annual Fund Operating Expenses	0.70%
1. Estimated for the current fiscal year.
2. Obra Fund Management, LLC (the “Advisor”) has entered into an expense limitation agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 0.70% of the average daily net assets of the Fund through July 31, 2026, and may be terminated by the Board of Trustees at any time. Further, net annual operating expenses for the Fund may exceed those contemplated by the waiver due to expenses that are not waived under the expense limitation agreement. In consideration of the Advisor’s agreement to limit the Fund’s expenses, the Fund has agreed to repay the Advisor in the amount of any fees waived and Fund expenses paid or absorbed, subject to the limitations that (i) the reimbursement will be made only for fees and expenses incurred not more than three years from the date in which they were incurred; and (ii) the reimbursement may not be made if it would cause the lesser of the expense limitation in place at the time of waiver or at the time of reimbursement to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your Shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through July 31, 2026. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$72	$306

Portfolio Turnover.
  The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
As an actively managed exchange-traded fund (“ETF”), the Fund will not seek to replicate the performance of an index.  The Fund intends to achieve its investment objective by investing primarily in high yield corporate bonds (or “junk bonds”).
The Advisor uses a bottom-up, value-driven process to select securities for the Fund’s portfolio.  The Advisor starts with larger companies (typically companies with $50 million or more in cash flow) within the higher rated portion (rated B3/B or better) of the high yield bond market.  The Advisor assesses the potential for improving or deteriorating credit situations for these companies using a proprietary rating system to quantify credit risk through default risk and loan recovery rankings, the Advisor assigns a KDP Default Risk Rating (“DRR”), which is a proprietary risk rating assigned by the Advisor, to each company. The Advisor also reviews other credit considerations for the companies including: the quality of cash flow and competitive positions; critical covenants including restricted payments, anti-layering, leverage, merger, and consolidation tests; and other key factors regarding the company such as management, financial flexibility, asset valuation, coverage of debt, accounting, and industry exposure.  To review these factors, the Advisor reviews a company’s and its competitors’ audited financial statements, company and competitors’ investor calls and presentations, the bond indenture language and bank credit agreement, and external company research and industry reports. The Advisor will purchase a security when it meets the criteria listed above and the Advisor determines that the security has an expected return that is higher for the assessed risk relative to other securities with lower expected returns for their assessed risk.  The Advisor will sell a security when it no longer meets the criteria and/or the Advisor deems the relative value of the security to no longer be attractive.
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in U.S. dollar denominated, high yield corporate bonds.  High yield corporate bonds are rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by Standard & Poor’s Corporation (“S&P”).  Bond obligations rated Baa by Moody’s are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics. Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. The Fund may invest up to 10% of its net assets in government securities or corporate bonds that are rated Baa3 or above by Moody’s or BBB- or above by S&P.
The securities selected for the Fund’s portfolio will have a DRR. The DRR is intended to measure the probability that the issuer will default on its obligations over a five-year period. The DRR is determined by evaluating the issuer’s potential for generating cash flow, its financial strength and overall liquidity, the strength of its products and business plan, and the prospects for overall growth of the industry in which the company operates. To evaluate these factors, the Advisor reviews a company’s audited financial statements, company and competitors’ investor calls and presentations, the bond indenture language and bank credit agreement, and external company research and industry reports. The securities in the Fund’s portfolio will generally have a DRR of 3/5 or better (equivalent to B3 or better by Moody’s or B- or better by S&P) at the time of purchase.  However, the Advisor may select securities that do not have a DRR provided that the company’s leverage, interest coverage, cash flow, and debt maturity schedule derived from audited financial statements and presentations are well within the range of metrics that would, in the Advisor’s judgement, meet the criteria of a credit typically assigned a KDP Default Risk Ranking of 3/5 or better and a formal DRR is assigned within six months.  The Fund may invest up to 10% of its net assets in unrated securities or securities rated Caa1 or below by Moody’s or CCC+ or below by S&P if the equivalent ratings derived from the DRRs are at least B3 by Moody’s or B- by S&P.  The Fund may continue to hold securities that have been downgraded to ratings or equivalent ratings that would make them ineligible for purchase.
The Fund’s portfolio will maintain a weighted average rating of at least B2 by Moody’s or B by S&P.  The investments in any one issuer are not expected to exceed 1.5% of the Fund’s assets at the time of purchase.  The Advisor does not expect the holdings of any one industry, as determined by the ICE BofA HY Index industry classifications, to exceed 15% of the Fund’s total assets as determined at the time of purchase.
The Fund may engage in frequent trading of its securities in order to take advantage of new investment opportunities or relative value. The Fund may be more heavily involved in frequent trading during periods of market volatility in order to attempt to generate gains, preserve gains, or limit losses.

Fund Performance
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. You may request a copy of the Fund's annual and semi-annual reports and financial statements at no charge by calling the Fund. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information on the Fund’s results can be obtained by visiting
www.obrafunds.com.